Overview and Summary of Significant Accounting Policies - Accounts Receivable and Allowance for Credit Losses (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable and Allowance for Credit Losses [Abstract]
Allowance for expected credit losses	$ 0	$ 0
Allowance for expected credit losses write-off	0	0	$ 0
Notes Receivable [Abstract]
Outstanding notes receivable		0
Strategic Investments [Abstract]
Strategic investments	$ 102,220	$ 42,087		$ 117,220	$ 50,000